Schedule of Income (Loss) Before Income Taxes by Jurisdiction (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Israel					$ (9,035)	$ (13,925)	$ (23,534)
Foreign					40	(20)	(687)
Total	$ (2,165)	$ (2,057)	$ (3,938)	$ (5,380)	$ (8,995)	$ (13,945)	$ (24,221)